EMPLOYEE BENEFITS - Short term benefits/emoluments (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Total remuneration related to this cycle	R 53,600,000	R 52,900,000	R 51,500,000